Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Earnings Per Share
14.	EARNINGS PER SHARE

Basic earnings per share for the years ended December 31, 2015, 2016 and 2017 were computed by dividing the income attributable to equity shareholders of the Company by the weighted average number of ordinary shares outstanding during the years.

Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 were computed by dividing the income attributable to equity shareholders of the Company by the weighted average number of ordinary shares outstanding during the years, after adjusting for the effects of the dilutive potential ordinary shares. No dilutive potential ordinary shares for the years ended December 31, 2015, 2016 and 2017.

The	following table sets forth the computation of basic and diluted earnings per share:

	Note		2015	2016	2017
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share			10,562	625	1,828

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	(i	)	23,947	23,947	24,567

Basic/Diluted earnings per share (in RMB)			0.44	0.03	0.07

(i)	Weighted average number of ordinary shares

	2015	2016	2017
	(in millions)	(in millions)	(in millions)
Issued ordinary shares at January 1	23,947	23,947	23,947
Effect of shares issued	—	—	620

Weighted average number of ordinary shares at December 31	23,947	23,947	24,567